Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 30, 2021
Common stock issuance costs	$ 0	$ 0
IPO
Stock price (in dollars per share)	$ 18.00	$ 7.99	$ 18.00	$ 7.99	$ 18.00
Common stock issuance costs			$ 29,011	$ 3,371